Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of Revenue
	Year ended December 31,
	2024	2023	2022
Travel service	22,048,052	21,561,670	79,092,342
Technology	1,530,812	2,719,463	782,302
Cross-board products	26,261,424	7,559,455	83
Total	49,840,288	31,840,588	79,874,727